Post-retirement benefit obligations - Reconciliation PBO, RF Contributions (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of net defined benefit liability (asset)
Gain (loss) recognised in other comprehensive income	R (2)	R (83)	R (1)
Pension
Disclosure of net defined benefit liability (asset)
Beginning balance	7,740
Ending balance	11,352	7,740
Reimbursement rights recognised in long-term receivables	270	217
Gain (loss) recognised in other comprehensive income	2	(83)
Pension | Benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	63,806	58,305
Movements recognised in the income statement:	7,073	6,371
current service cost	1,722	1,496
past service cost	39
curtailments and settlements		(11)
interest cost	5,312	4,886
Actuarial (gains) losses recognised in other comprehensive income:	(6,921)	1,360
arising from changes in demographic assumptions	16	(7)
arising from changes in financial assumptions	(363)	1,233
arising from change in actuarial experience	(6,574)	134
Member contributions	504	482
Benefits paid	(3,785)	(2,760)
Translation of foreign operations	2,872	48
Ending balance	63,549	63,806	58,305
Pension | Benefit obligation | Unfunded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	8,868
Ending balance	11,564	8,868
Pension | Benefit obligation | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	54,938
Ending balance	51,985	54,938
Pension | South Africa
Disclosure of net defined benefit liability (asset)
Beginning balance	(555)
Ending balance	(467)	(555)
Pension | South Africa | Benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	51,241	47,285
Movements recognised in the income statement:	6,218	5,694
current service cost	1,150	1,042
curtailments and settlements		3
interest cost	5,068	4,649
Actuarial (gains) losses recognised in other comprehensive income:	(7,938)	262
arising from changes in financial assumptions	(1,105)	174
arising from change in actuarial experience	(6,833)	88
Member contributions	504	482
Benefits paid	(2,797)	(2,482)
Ending balance	47,228	51,241	47,285
Pension | South Africa | Benefit obligation | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	51,241
Ending balance	47,228	51,241
Pension | Foreign Countries
Disclosure of net defined benefit liability (asset)
Beginning balance	8,295
Ending balance	11,819	8,295
Pension | Foreign Countries | Benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	12,565	11,020
Movements recognised in the income statement:	855	677
current service cost	572	454
past service cost	39
curtailments and settlements		(14)
interest cost	244	237
Actuarial (gains) losses recognised in other comprehensive income:	1,017	1,098
arising from changes in demographic assumptions	16	(7)
arising from changes in financial assumptions	742	1,059
arising from change in actuarial experience	259	46
Benefits paid	(988)	(278)
Translation of foreign operations	2,872	48
Ending balance	16,321	12,565	R 11,020
Pension | Foreign Countries | Benefit obligation | Unfunded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	8,868
Ending balance	11,564	8,868
Pension | Foreign Countries | Benefit obligation | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	3,697
Ending balance	R 4,757	R 3,697